Property, Plant and Equipment (“PP&E”)	9 Months Ended
Sep. 30, 2026
Property, Plant and Equipment (“PP&E”) [Abstract]
PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

4. PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

	Developed properties	Right-of-use assets	Corporate assets	Total
Cost
Balance as at December 31, 2025	$1,313,717	$3,982	$1,127	$1,318,826
Additions	156,530	3,240	2,426	162,196
Acquisitions	1,378,500	-	844	1,379,344
Transfers of right-of-use assets	1,995	(1,995)	-	-
Change in decommissioning liabilities	291	-	-	291
Disposals	(19,355)	-	-	(19,355)
Balance as at September 30, 2026	2,831,678	5,227	4,397	2,841,302
Accumulated Depletion, Depreciation and Amortization
Balance as at December 31, 2025	327,145	916	671	328,732
Depletion and depreciation (1)	86,061	662	664	87,387
Balance as at September 30, 2026	413,206	1,578	1,335	416,119
Net Book Value
Balance as at December 31, 2025	$986,572	$3,066	$456	$990,094
Balance as at September 30, 2026	$2,418,472	$3,649	$3,062	$2,425,183

(1)	As at September 30, 2026, $3.4 million of depletion was capitalized to inventory (December 31, 2025 - $1.0 million).

In August 2026, Greenfire sold its non-producing McKay River asset to an arm’s length party for cash proceeds of approximately $5.5 million, derecognized associated decommissioning liabilities of approximately $2.7 million, and recognized a gain on disposal of $4.2 million (Note 6). In September 2026, Greenfire completed the sale of certain pipeline assets to an arm's length midstream operator for cash proceeds of approximately $15.4 million, with no gain or loss recognized.